Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Sep. 30, 2017 [1]	Dec. 31, 2016
Current Assets
Cash and cash equivalents	[2]	$ 38	$ 688
Receivables, net of allowance for doubtful accounts
Trade and other		220	129
Affiliate		176	101
Prepayments and other current assets		22	20
Total Current Assets		456	938
Property, Plant and Equipment, Net		5,298	3,444
Acquired Intangibles, Net		1,165	947
Equity Method Investments		325	337
Goodwill		861	117
Other Noncurrent Assets, Net		69	77
Total Assets		8,174	5,860
Accounts payable
Trade		124	69
Affiliate		190	56
Accrued interest and financing costs		95	42
Other current liabilities		79	45
Total Current Liabilities		488	212
Debt, Net of Unamortized Issuance Costs		4,111	4,053
Other Noncurrent Liabilities		56	53
Total Liabilities		4,655	4,318
Equity
EquityOfPredecessors		1,768	0
Common unitholders; 108,075,130 units issued and outstanding (102,981,495 in 2016)		1,812	1,608
General partner; 2,202,880 units issued and outstanding (2,100,900 in 2016)		(61)	(66)
Total Equity		3,519	1,542
Total Liabilities and Equity		$ 8,174	$ 5,860

[1]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.